Segment Reporting (Tables)	12 Months Ended
Apr. 27, 2019
Summarized Financial Information of Reportable Segments
Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
B&N Retail	$3,481,949	$3,575,614	$3,784,655
NOOK	92,136	111,487	146,514
Elimination (a)	(21,340)	(24,821)	(36,611)
Total	$3,552,745	$3,662,280	$3,894,558

Depreciatio n and Amortizat ion	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
B&N Retail	$87,887	$94,334	$98,877
NOOK	9,792	12,006	19,010
Total	$97,679	$106,340	$117,887

Operating Income (Loss)	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
B&N Retail	$22,902	$(119,394)	$90,663
NOOK	(6,373)	(8,464)	(36,355)
Total	$16,529	$(127,858)	$54,308

Capital Expenditures	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
B&N Retail	$107,914	$80,670	$89,706
NOOK	5,817	6,981	6,552
Total	$113,731	$87,651	$96,258

Total Assets (b)	As of April 27, 2019	As of April 28, 2018
B&N Retail	$1,678,632	$1,724,279
NOOK	27,002	25,289
Total	$1,705,634	$1,749,568

(a)	Represents sales from NOOK to B&N Retail on a sell-through basis.

(b)	Excludes intercompany balances.

Reconciliation of Operating Income (Loss) from Reportable Segments
A reconciliation of operating income (loss) from reportable segments to income (loss) before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
Reportable segments operating income (loss)	$16,529	$(127,858)	$54,308
Interest expense, net and amortization of deferred financing costs	(13,447)	(9,837)	(7,509)
Consolidated income (loss) before taxes	$3,082	$(137,695)	$46,799